Note 2 - Summary of Significant Accounting Policies: Accounts Receivable (Policies)	9 Months Ended
Sep. 30, 2013
Policies
Accounts Receivable	Accounts Receivable Accounts receivable are reported at the customer’s outstanding balances less any allowance for doubtful accounts. Interest is not accrued on overdue accounts receivable.